Unaudited Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of comprehensive income [abstract]
Net income (loss) for the period		$ 4,935	$ 2,688	$ 6,060	$ 4,884
Items that will not be reclassified to the statement of income:
Actuarial gains (losses) on post-employment defined benefit plans		1		1
Unrealized gains (losses) on equity instruments measured at fair value through other comprehensive income
Recognized in equity		(1)	(6)	(3)	(8)
Deferred income tax			2	1	3
Unrealized gains / (losses) on equity instruments measured at fair value through other comprehensive income, net		(1)	(4)	(2)	(5)
Unrealized gains (losses) on cash flow hedge-highly probable future exports
Recognized in equity		1,516	(8,484)	878	(8,822)
Reclassified to the statement of income		739	789	1,494	1,609
Deferred income tax		(767)	2,617	(807)	2,453
Unrealized gains / (losses) on cash flow hedge-highly probable future exports, net		1,488	(5,078)	1,565	(4,760)
Cumulative translation adjustments
Recognized in equity	[1]	768	(6,076)	555	(6,255)
Reclassified to the statement of income				34
Cumulative translation adjustments, net		768	(6,076)	589	(6,255)
Share of other comprehensive income in equity-accounted investments
Recognized in equity		(39)	(238)	(17)	(178)
Total other comprehensive income (loss)		2,217	(11,396)	2,136	(11,198)
Total comprehensive income (loss)		7,152	(8,708)	8,196	(6,314)
Non-controlling interests		134	(239)	184	(185)
Comprehensive income (loss) attributable to shareholders of Petrobras		$ 7,018	$ (8,469)	$ 8,012	$ (6,129)

[1]	It includes a US$117 gain (a US$213 loss in the six-month period ended June 30, 2018), of cumulative translation adjustments in associates and joint ventures, as set out in note 8.